Equity (Details 2) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 1.4634
Dividend payables | $	$ 18,998
Interim Dividends [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 13, 2024
Date of record	Jun. 11, 2024
Amount per common and preferred share | $ / shares	$ 0.08702
Dividend payables | $	$ 1,123
Interim Interest Capital [Member]
IfrsStatementLineItems [Line Items]
Date of approval	May 13, 2024
Date of record	Jun. 11, 2024
Amount per common and preferred share | $ / shares	$ 0.11558
Dividend payables | $	$ 1,492
Total Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.20260
Dividend payables | $	$ 2,615